UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 25, 2007 to August 27, 2007

Commission File Number of issuing entity: 333-130545-42

First Franklin Mortgage Loan 2007-FF1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-130545

Merrill Lynch Mortgage Investors, Inc.
(Exact name of depositor as specified in its charter)

Merrill Lynch Mortgage Lending Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-8452409
20-8452422
20-8452434
20-8452538
20-8452514
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes A-1, A-2A, A-2B, A-2C, A-2D, M-1, M-2, M-3, M-4, M-5, M-6, B-1, B-2, B-3, and R.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period referenced above for the holders of First Franklin Mortgage Loan Trust, Mortgage Loan Asset-Backed Certificates, Series 2007-FF1 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
No updates to report.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a) 99.1 Monthly distribution report pursuant to Section 4.05 of the Pooling and Servicing Agreement for the period referenced above. The date and time stamp on the attached monthly distribution report is 24-Aug-2007 11:07.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

First Franklin Mortgage Loan 2007-FF1
Date:	September 6, 2007	Home Loan Services, Inc., as Servicer
/s/ Steven A. Baranet
Name: Steven A. Baranet
Title: Vice President